Note 2 - Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Past Due	$ 13,792	$ 10,890
Current	2,079,250	2,039,309
Ending balance	2,093,042	2,050,199
Recorded Investment Greater Than 90 Days and Accruing	2,507	1,209
Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	7,583	6,310
Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	1,092	1,321
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	5,117	3,259
Real Estate Portfolio Segment [Member]
Ending balance	1,929,325	1,911,886
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Past Due	7,895	6,218
Current	503,355	454,474
Ending balance	511,250	460,692
Recorded Investment Greater Than 90 Days and Accruing	1,387	920
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	4,760	3,258
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	799	1,092
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	2,336	1,868
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Past Due	0	0
Current	97,104	134,613
Ending balance	97,104	134,613
Recorded Investment Greater Than 90 Days and Accruing	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Past Due	2,161	1,595
Current	791,218	699,460
Ending balance	793,379	701,055
Recorded Investment Greater Than 90 Days and Accruing	0	72
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	500	312
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	109
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	1,661	1,174
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Past Due	2,276	1,625
Current	422,909	516,620
Ending balance	425,185	518,245
Recorded Investment Greater Than 90 Days and Accruing	594	32
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	1,535	1,567
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	147	26
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	594	32
Real Estate Portfolio Segment [Member] | Farmland [Member]
Past Due	65	73
Current	19,203	23,998
Ending balance	19,268	24,071
Recorded Investment Greater Than 90 Days and Accruing	8	21
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	57	43
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	9
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	8	21
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Past Due	100	333
Current	10,660	10,864
Ending balance	10,760	11,197
Recorded Investment Greater Than 90 Days and Accruing	100	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	0	333
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	100	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Past Due	515	342
Current	71,864	61,671
Ending balance	72,379	62,013
Recorded Investment Greater Than 90 Days and Accruing	372	45
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	143	297
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	0	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	372	45
Commercial Portfolio Segment [Member]
Past Due	101	117
Current	98,164	78,128
Ending balance	98,265	78,245
Recorded Investment Greater Than 90 Days and Accruing	0	24
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	71	93
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	30	0
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	0	24
Agricultural Installment and Other Portfolio Segment [Member]
Past Due	679	587
Current	64,773	59,481
Ending balance	65,452	60,068
Recorded Investment Greater Than 90 Days and Accruing	46	95
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past Due	517	407
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past Due	116	85
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past Due	$ 46	$ 95